Taxes (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 67,737
Temporary differences, percentage	100.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 2,469
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	100.00%
Deferred tax assets	R$ 70,206	R$ 61,668	R$ 59,259
Deferred tax assets, percentage	100.00%
Deferred tax liabilities	R$ (11,950)
Deferred tax liabilities, percentage	100.00%
Net deferred taxes	R$ 58,256
Net deferred taxes,percentage	100.00%
Present value of temporary differences	R$ 52,656
Present value of tax loss /social contribution loss carryforwards	1,806
Present value of deferred tax assets	54,462
Present value of deferred taxes liabilites	(8,021)
Present value of net deferred taxes	46,441
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 12,140
Temporary differences, percentage	17.90%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 404
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	16.40%
Deferred tax assets	R$ 12,544
Deferred tax assets, percentage	17.90%
Deferred tax liabilities	R$ (1,209)
Deferred tax liabilities, percentage	10.10%
Net deferred taxes	R$ 11,335
Net deferred taxes,percentage	19.50%
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 7,872
Temporary differences, percentage	11.60%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 171
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	6.90%
Deferred tax assets	R$ 8,043
Deferred tax assets, percentage	11.50%
Deferred tax liabilities	R$ (313)
Deferred tax liabilities, percentage	2.60%
Net deferred taxes	R$ 7,730
Net deferred taxes,percentage	13.30%
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 7,468
Temporary differences, percentage	11.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 99
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	4.00%
Deferred tax assets	R$ 7,567
Deferred tax assets, percentage	10.80%
Deferred tax liabilities	R$ (272)
Deferred tax liabilities, percentage	2.30%
Net deferred taxes	R$ 7,295
Net deferred taxes,percentage	12.50%
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 7,093
Temporary differences, percentage	10.50%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 100
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	4.10%
Deferred tax assets	R$ 7,193
Deferred tax assets, percentage	10.20%
Deferred tax liabilities	R$ (405)
Deferred tax liabilities, percentage	3.40%
Net deferred taxes	R$ 6,788
Net deferred taxes,percentage	11.70%
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 6,758
Temporary differences, percentage	10.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 170
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	6.90%
Deferred tax assets	R$ 6,928
Deferred tax assets, percentage	9.90%
Deferred tax liabilities	R$ (851)
Deferred tax liabilities, percentage	7.10%
Net deferred taxes	R$ 6,077
Net deferred taxes,percentage	10.40%
Later than five years [member]
IfrsStatementLineItems [Line Items]
Temporary differences	R$ 26,406
Temporary differences, percentage	39.00%
Deferred tax assets Tax loss /social contribution loss Carryforwards	R$ 1,525
Deferred tax assets Tax loss /social contribution loss Carryforwards, percentage	61.70%
Deferred tax assets	R$ 27,931
Deferred tax assets, percentage	39.70%
Deferred tax liabilities	R$ (8,900)
Deferred tax liabilities, percentage	74.50%
Net deferred taxes	R$ 19,031
Net deferred taxes,percentage	32.60%